ACCRUED EXPENSES AND OTHER LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued advertising and marketing fee	¥ 105,638		¥ 715,218
Payables related to services fee and others	152,396		248,816
Amounts due to customers for the segregated bank balances held on their behalf	405,719		125,437
Deposit	2,913		15,995
Value added tax and surcharges	16,494		42,699
Others	43,526		80,945
Total accrued expenses and other current liabilities	¥ 726,686	$ 111,370	¥ 1,229,110